UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA STATE TAX-FREE TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA STATE TAX-FREE TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA FLORIDA TAX-FREE MONEY MARKET FUND - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2005

 [LOGO OF USAA]
    USAA(R)

                              USAA FLORIDA TAX-FREE
                                    MONEY MARKET Fund

                            [GRAPHIC OF USAA FLORIDA TAX-FREE MONEY MARKET FUND]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    DECEMBER 31, 2005

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA FLORIDA TAX-FREE MONEY MARKET FUND
DECEMBER 31, 2005 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

         The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

              (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

              (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: ABN AMRO Bank N.V., Citibank, N.A., Citigroup, Inc., Dexia Credit Local, JPMorgan Chase Bank, N.A., RBC Centura Bank, or WestLB AG.

              (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following:
                      Fannie Mae, General Electric Capital Corp., or National Rural Utility Corp.

              (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., or MBIA Insurance Corp. The insurance does not guarantee the value of the security.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

              CP      Commercial Paper

              IDA     Industrial Development Authority/Agency

              PCRB    Pollution Control Revenue Bond

              PUTTER  Puttable Tax-Exempt Receipts

              RB      Revenue Bond

              ROC     Reset Option Certificates

2

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA FLORIDA TAX-FREE MONEY MARKET FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON             FINAL
   AMOUNT    SECURITY                                                                  RATE          MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------
             VARIABLE-RATE DEMAND NOTES (87.7%)

             FLORIDA (82.1%)
   $1,740    Alachua County RB, Series 2004 (LOC - Wachovia Bank, N.A.)                3.52%        6/01/2025     $  1,740
      705    Brevard County Mental Health Facilities RB,
                Series 1994C (LOC - SunTrust Bank)                                     3.61         1/01/2010          705
    1,200    Broward County Educational Facilities Auth. RB,
                Series 2004C (LOC - Bank of America, N.A.)                             3.75         4/01/2024        1,200
    2,600    Collier County Health Facilities Auth. RB,
                Series 2003C-1 (LOC - JPMorgan Chase Bank)                             3.70         1/01/2035        2,600
             Dade County IDA RB,
    2,400       Series 1982                                                            3.68        11/15/2017        2,400
      745       Series 1985B (LOC - Societe Generale)                                  3.55         1/01/2016          745
    7,300       Series 1985D (LOC - Societe Generale)                                  3.55         1/01/2016        7,300
             Gulf Breeze City RB,
    4,755       Series 1985B (LIQ)(INS)                                                3.52        12/01/2020        4,755
    3,495       Series 1985E (LIQ)(INS)                                                3.52        12/01/2020        3,495
             Higher Educational Facilities Financing Auth. RB,
    2,680       Series 2003 (LOC - SunTrust Bank)                                      3.75         1/01/2019        2,680
    6,500       Series 2005 (LOC - Regions Bank)                                       3.52        12/02/2030        6,500
             Highlands County Health Facilities Auth. RB,
    2,500       Series 1996A (LIQ)(INS)                                                3.53        10/01/2026        2,500
    7,300       Series 2003C                                                           3.56        11/15/2021        7,300
    2,745    Hillsborough County Aviation Auth. RB, Series 2000 (NBGA)(a)              3.57        12/01/2030        2,745
    2,065    Housing Finance Agency Multi-Family Loan RB, Series 1984D (NBGA)          3.55         5/15/2012        2,065
    9,300    Jacksonville Economic Development Commission Health Care Facilities RB,
                Series 2003A (LOC - Fortis Bank & JPMorgan Chase Bank, N.A.)           3.58         9/01/2023        9,300
    4,100    Jacksonville Health Facilities Hospital RB,
                Series 2003A (LOC - Bank of America, N.A.)                             3.75         8/15/2033        4,100
             Lee County IDA Health Care RB,
    3,700       Series 1999A (LOC - Fifth Third Bank)                                  3.58        12/01/2029        3,700
    3,600       Series 2002 (LOC - Bank of America, N.A.)                              3.53        11/01/2032        3,600
    9,100    Lee Memorial Health System Hospital RB, Series 1985D                      3.50         4/01/2020        9,100
    1,735    Marion County Hospital District RB,
                Series 2000 (LOC - AmSouth Bank, N.A.)                                 3.42        10/01/2030        1,735
    4,885    Nassau County PCRB, Series 1999 (LOC - SunTrust Bank)                     3.54        10/01/2008        4,885
      400    Orange County Health Facilities Auth. RB,
                Series 1998 (LOC - Bank of America, N.A.)                              3.60        11/01/2028          400
             Orange County IDA RB,
      575       Series 1989 (LOC - Wachovia Bank, N.A.)                                3.76         2/01/2009          575
    2,200       Series 1998 (LOC - Wachovia Bank, N.A.)                                3.47        10/01/2018        2,200
    4,550       Series 2005 (LOC - Bank of America, N.A.)                              3.55         8/01/2025        4,550
    5,700    Orange County Sales Tax ABN AMRO MuniTops Certificates Trust RB,
                Series 2002-27 (LIQ)(INS)(a)                                           3.53         1/01/2011        5,700
             Orlando-Orange County Expressway Auth. RB,
    3,700       Series 2003D (LIQ)(INS)                                                3.33         7/01/2032        3,700
    6,700       Series 2005 A-1 (LIQ)(INS)                                             3.33         7/01/2040        6,700
    3,500    Palm Beach County Housing Finance Auth. MFH RB,
                Series 1988C (LOC - ABN AMRO Bank N.V. & Wachovia Bank, N.A.)          3.40        11/01/2025        3,500
             Palm Beach County RB,
    1,110       Series 2000 (LOC - Northern Trust Co.)                                 3.50         3/01/2030        1,110
    6,500       Series 2001 (LOC - Northern Trust Co.)                                 3.53        10/01/2031        6,500
    3,600       Series 2003 (LOC - Northern Trust Co.)                                 3.53        11/01/2036        3,600
    1,100       Series 2004 (LOC - Northern Trust Co.)                                 3.53         3/01/2034        1,100
    4,800    Pinellas County Health Facilities Auth. RB,
                Series 2004 (LOC - Wachovia Bank, N.A.)                                3.42        12/01/2024        4,800
    4,900    Port St. Lucie Utility RB, Series 2004A (LIQ)(INS)                        3.53         9/01/2031        4,900

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA FLORIDA TAX-FREE MONEY MARKET FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON             FINAL
   AMOUNT    SECURITY                                                                  RATE          MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------
             Putnam County Development Auth. RB,
   $4,135       Series 1984-H1 (NBGA)                                                  3.70%        3/15/2014     $  4,135
    5,205       Series 1984-H2 (NBGA)                                                  3.70         3/15/2014        5,205
    4,100    St. Petersburg Health Facilities Auth. RB,
                Series 1999 (LOC - Wachovia Bank, N.A.)                                3.47         1/01/2024        4,100
    6,000    State Board of Education GO, Series 2005D, ROC Trust II-R,
                Series 482 (LIQ)(a)                                                    3.55         6/01/2024        6,000
    4,810    State Department of Management Services RB,
                Series 2005A, ROC Trust II-R, Series 4079 (LIQ)(INS)(a)                3.55         9/01/2020        4,810
             Tallahassee Capital Bonds,
    2,605       Series 2004, PUTTER, Series 606 (LIQ)(INS)(a)                          3.55        10/01/2012        2,605
    2,360       Series 2004, PUTTER, Series 607 (LIQ)(INS)(a)                          3.55        10/01/2012        2,360
    4,150    Wauchula IDA RB, Series 1993 (LOC - JPMorgan Chase Bank, N.A.)            3.52        12/01/2013        4,150

             COLORADO (0.4%)
      900    Educational and Cultural Facilities Auth. RB,
                Series 2005 (LOC - Western Corp. Federal Credit Union)                 3.61         9/01/2035          900

             LOUISIANA (2.9%)
    6,000    Ascension Parish PCRB, Series 1992                                        3.81         3/01/2011        6,000

             PENNSYLVANIA (2.3%)
    4,750    Chartiers Valley Industrial and Commercial Development Auth. RB,
                Series 1982                                                            3.68        11/15/2017        4,750
                                                                                                                  --------
             Total variable-rate demand notes (cost: $179,500)                                                     179,500
                                                                                                                  --------
             PUT BONDS (4.2%)

             FLORIDA
    3,000    Gulf Coast Univ. Financing Corp. RB,
                Series 2005A (LOC - Wachovia Bank, N.A.)                               2.50         2/01/2035        3,000
    5,500    Sarasota County Public Hospital CP, Series 1996A                          3.00        10/01/2028        5,500
                                                                                                                  --------
             Total put bonds (cost: $8,500)                                                                          8,500
                                                                                                                  --------
             FIXED-RATE INSTRUMENTS (4.1%)

             FLORIDA (2.6%)
    3,500    Flagler County School District Tax Anticipation RB, Series 2005           3.00         6/15/2006        3,505
    1,800    Kissimmee Utility Auth. CP, Series 2000B                                  3.08         1/11/2006        1,800

             MICHIGAN (1.5%)
    3,000    Municipal Bond Auth. RB, Series 2005A (LOC - JPMorgan Chase Bank, N.A.)   3.75         3/21/2006        3,007
                                                                                                                  --------
             Total fixed-rate instruments (cost: $8,312)                                                             8,312
                                                                                                                  --------

             TOTAL INVESTMENTS (COST: $196,312)                                                                   $196,312
                                                                                                                  ========

4

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA FLORIDA TAX-FREE MONEY MARKET FUND
DECEMBER 31, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA  Tax-Free  Trust  (the  Trust),  registered  under the  Investment
         Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of two separate funds. The information presented in this quarterly report pertains only to the USAA Florida Tax- Free Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

             1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

             2. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value approved by the Trust's Board of Trustees.

         B. As of December 31, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $204,554,000 at December 31, 2005, and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

                TRUSTEES      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

                                                        [LOGO OF RECYCLED PAPER]
                                                                        Recycled
                                                                           Paper

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                 USAA         ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48469-0206                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA State Tax-Free Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Trust's Board in approving the Trust's advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA STATE TAX-FREE TRUST

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    FEBRUARY 23, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    FEBRUARY 28, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    FEBRUARY 27, 2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.